SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Share Based Payments [abstract]
SHARE BASED PAYMENTS

16.   SHARE BASED PAYMENTS

During the year ended December 31, 2022, the Company recognized share-based payments of $10.2 million (December 31, 2021 - $3.8 million) related to the amortization of deferred, restricted and performance share units and $0.1 million (December 31, 2021 – $nil) related to amortization of stock options.

(a)	Deferred Share Units (DSUs)

	Cash Settled
	Number of DSUs	Fair Value
Outstanding, December 31, 2020	1,124,519	$9,239
Granted	55,245	347
Units paid out in cash	(374,709)	(3,436)
Changes in fair value	-	(3,013)
Outstanding, December 31, 2021	805,055	3,137
Granted	117,643	452
Changes in fair value	-	(121)
Outstanding, December 31, 2022	922,698	$3,468

(b)	Restricted Share Units (RSUs)

	Cash Settled		Equity Settled
	Number of RSUs	Fair Value	Number of RSUs
Outstanding, December 31, 2020	1,367,490	$5,392	1,533,366
Granted	677,250	4,111	-
Units paid out in cash	(618,357)	(2,484)	-
Assumed on acquisition	328,254	1,590	1,091,395
Vested and paid out in shares	-	-	(655,267)
Transferred from equity to cash settled	260,444	-	(260,444)
Forfeited or cancelled	(155,942)	(54)	(64,589)
Changes in fair value and vesting	-	(3,052)	-
Outstanding, December 31, 2021	1,859,139	5,503	1,644,461
Granted	1,348,538	5,264	-
Units paid out in cash	(1,256,288)	(5,737)	-
Vested and paid out in shares	-	-	(665,305)
Transferred from equity to cash settled	413,864	-	(413,864)
Transferred from cash to equity settled	(155,674)	-	155,674
Forfeited or cancelled	(260,870)	-	(15,111)
Changes in fair value and vesting	-	(1,190)	-
Outstanding, December 31, 2022	1,948,709	3,840	705,855
Less: current portion		(2,350)
Non-current portion		$1,490

(c)    Performance Share Units

	Cash Settled		Equity Settled
	Number of PSUs	Fair Value	Number of PSUs
Outstanding, December 31, 2020	-	$-	839,170
Assumed on acquisition	515,008	2,390	508,688
Granted	-	-	1,196,012
Forfeited or cancelled	-	-	(206,798)
Vested and paid out in shares	-	-	(491,185)
Changes in fair value and vesting	-	714	-
Outstanding, December 31, 2021	515,008	3,104	1,845,887
Granted	-	-	824,768
Forfeited or cancelled	-	-	(434,007)
Units paid out in cash	(683,460)	(3,882)	-
Transferred from equity to cash settled	168,452	-	(168,452)
Vested and paid out in shares	-	-	(228,740)
Change in fair value and vesting	-	778	-
Outstanding, December 31, 2022	-	$-	1,839,456

(d)    Stock Options

The Company’s Stock Option Plan, as amended and approved from time to time, permits the Company to issue up to 12,200,000 stock options. As at December 31, 2022, a total of 2,441,061 stock options are available for issuance under the plan.

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2020	1,054,570	$6.28
Exercised	(68,927)	4.99
Assumed on acquisition	405,240	3.77
Expired unexercised	(141,500)	3.22
Outstanding, December 31, 2021	1,249,383	5.88
Expired unexercised	(612,565)	6.16
Outstanding, December 31, 2022	636,818	$5.62
Vested and exercisable, December 31, 2021	1,249,383	$5.88
Vested and exercisable, December 31, 2022	636,818	$5.62